Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Consideration for Assets Acquired and Liabilities Assumed
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For the acquisition completed year to date		Total
	Notes	$

Cash consideration		82.8
Notes payable		52.4

Consideration		135.2

Assets and liabilities acquired
Cash acquired		5.7
Non-cash working capital
Trade receivables		19.3
Unbilled receivables		2.7
Trade and other payables		(9.5)
Lease liabilities	12	(3.3)
Deferred revenue		(4.6)
Other non-cash working capital		0.7
Property and equipment	11	5.8
Lease assets	12	19.4
Intangible assets	14	41.4
Deferred tax assets	27	3.9
Lease liabilities	12	(15.8)
Long-term debt		(4.2)
Provisions	18	(1.0)
Net employee defined benefit liability		(1.9)
Deferred tax liabilities	27	(13.5)
Total identifiable net assets at fair value		45.1
Goodwill arising on acquisition	13	90.1
Consideration		135.2

Summary of Consideration of Business Combinations
Details of the consideration paid for current and past acquisitions are as follows:

December 31 2019 $
Cash consideration (net of cash acquired)	77.1
Payments on notes payable from previous acquisitions	36.5

Total net cash paid	113.6

Summary of Notes Payable in Business Combination
Total notes payable and adjustments to these obligations are as follows:

December 31 2019 $

Balance, beginning of the year	76.1
Additions for acquisitions in the year	52.4
Other adjustments	(2.2)
Payments	(36.5)
Interest	1.4
Impact of foreign exchange	(3.2)

Total notes payable	88.0